Other income - Narrative (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2020 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Feb. 09, 2018 USD ($)
Other Income [Line Items]
Other income		€ 66,000	€ 31,000	€ 145,000
Grant income		699,000	1,012,000	9,307,000
Innovation credit
Other Income [Line Items]
Grant income	€ 8,423,000
Foundation Fighting Blindness
Other Income [Line Items]
Grant income		€ 594,000	€ 977,000	€ 624,000
Clinical support agreement | Foundation Fighting Blindness
Other Income [Line Items]
Funding receivable under agreement | $					$ 7,500,000